Intangible assets, net (Details) - Schedule of customers relationships balances - Customer-related intangible assets [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Intangible assets, net (Details) - Schedule of customers relationships balances [Line Items]
Betterware	$ 13,867	$ 20,267	$ 26,667
JAFRA	519,796
Total of customers relationships	$ 533,663	$ 20,267	$ 26,667